Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

July 31, 2020

AEA-QTLY-0920
1.804857.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 0.0%
Blue Sky Alternative Investments Ltd. (a)(b)	347,682	$2
Bermuda - 1.1%
China Youzan Ltd. (a)	13,728,000	3,011,187
Haier Electronics Group Co. Ltd.	850,000	3,723,465

TOTAL BERMUDA		6,734,652

Cayman Islands - 34.7%
Agora, Inc. ADR (a)(c)	1,500	65,310
Akeso, Inc. (a)	850,000	3,209,037
Alibaba Group Holding Ltd.	539,400	16,924,247
Alibaba Group Holding Ltd. sponsored ADR (a)	63,000	15,814,260
Archosaur Games, Inc. (a)(d)	3,870,000	12,433,454
Bilibili, Inc. ADR (a)(c)	380,600	16,586,548
China Literature Ltd. (a)(d)	368,000	2,419,210
CStone Pharmaceuticals Co. Ltd. (a)(d)	1,989,500	2,669,677
Frontage Holdings Corp. (a)(c)(d)	4,348,000	2,300,143
GDS Holdings Ltd. ADR (a)	28,800	2,312,352
GSX Techedu, Inc. ADR (a)(c)	52,200	4,652,064
Hansoh Pharmaceutical Group Co. Ltd. (a)(d)	190,000	821,259
Hua Medicine (a)(d)	733,000	662,039
Huazhu Group Ltd. ADR (c)	40,600	1,393,798
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	830,000	6,025,800
Innovent Biologics, Inc. (a)(d)	533,000	3,266,648
iQIYI, Inc. ADR (a)(c)	76,800	1,620,480
Kangji Medical Holdings Ltd.	732,500	2,703,057
Kangji Medical Holdings Ltd. (a)	202,500	672,535
Li Ning Co. Ltd.	1,174,500	3,780,986
Meituan Dianping Class B (a)	33,956	840,762
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	27,000	3,785,400
Phoenix Tree Holdings Ltd. ADR (c)	73,700	618,343
Pinduoduo, Inc. ADR (a)	137,100	12,585,780
Sands China Ltd.	658,400	2,548,547
SITC International Holdings Co. Ltd.	1,660,625	1,664,846
So-Young International, Inc. ADR (a)	173,200	2,481,956
Sunny Optical Technology Group Co. Ltd.	222,900	4,196,110
TAL Education Group ADR (a)	153,300	11,983,461
Tencent Holdings Ltd.	797,635	54,716,337
Wuxi Biologics (Cayman), Inc. (a)(d)	329,500	6,785,312
Zai Lab Ltd. ADR (a)	57,316	4,362,321
ZTO Express (Cayman), Inc. sponsored ADR	45,900	1,700,595

TOTAL CAYMAN ISLANDS		208,602,674

China - 8.7%
Anhui Korrun Co. Ltd. (A Shares)	801,076	3,797,995
AVIC Jonhon OptronicTechnology Co. Ltd.	446,600	2,788,389
Bafang Electric Suzhou Co. Ltd. (A Shares)	5,500	125,823
Beijing Shiji Information Technology Co. Ltd. (A Shares)	599,443	3,158,288
China Jushi Co. Ltd. (A Shares)	1,810,800	3,592,965
Contemporary Amperex Technology Co. Ltd.	92,700	2,819,747
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	460,000	1,805,667
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	249,308	3,849,447
(H Shares) (a)	15,100	196,794
Jinyu Bio-Technology Co. Ltd. (A Shares)	1,380,941	5,779,040
Pharmaron Beijing Co. Ltd. (A Shares)	316,218	4,756,995
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	345,800	2,696,934
Shenzhen Inovance Technology Co. Ltd. (A Shares)	645,991	4,654,740
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	82,106	4,084,494
TravelSky Technology Ltd. (H Shares)	971,000	1,866,754
WuXi AppTec Co. Ltd. (H Shares) (c)(d)	426,200	6,417,499

TOTAL CHINA		52,391,571

France - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	9,900	4,304,948
Ubisoft Entertainment SA (a)	43,800	3,651,838

TOTAL FRANCE		7,956,786

Germany - 0.7%
Delivery Hero AG (a)(d)	37,700	4,341,396
Hong Kong - 1.8%
AIA Group Ltd.	761,150	6,863,246
Smoore International Holdings Ltd. (a)(d)	712,000	3,826,278

TOTAL HONG KONG		10,689,524

India - 11.2%
Asian Paints Ltd.	90,900	2,081,406
Aster DM Healthcare Ltd. (a)(d)	503,199	887,919
Bajaj Finance Ltd.	161,600	7,012,948
Eicher Motors Ltd.	12,400	3,415,909
HDFC Asset Management Co. Ltd. (d)	283,460	9,154,752
HDFC Bank Ltd.	330,087	4,553,006
HDFC Bank Ltd. sponsored ADR	53,600	2,505,800
Housing Development Finance Corp. Ltd.	266,846	6,346,853
Indian Energy Exchange Ltd. (d)	512,100	1,224,884
Kotak Mahindra Bank Ltd.	223,195	4,068,721
Maruti Suzuki India Ltd.	39,300	3,285,185
Mindspace Business Parks (a)(b)(e)	30,400	111,586
Mindspace Business Parks (a)(b)(e)	78,600	288,508
Oberoi Realty Ltd. (a)	393,507	1,837,802
Page Industries Ltd.	5,100	1,349,080
Reliance Industries Ltd. (a)	34,566	543,173
Reliance Industries Ltd.	518,496	14,305,701
TCNS Clothing Co. Ltd. (a)(d)	228,731	1,007,796
Titan Co. Ltd.	242,300	3,373,992

TOTAL INDIA		67,355,021

Indonesia - 1.5%
PT Bank Central Asia Tbk	2,400,523	5,141,855
PT Bank Rakyat Indonesia Tbk	18,584,045	4,036,738

TOTAL INDONESIA		9,178,593

Italy - 0.3%
Prada SpA (a)	504,500	1,946,318
Japan - 6.9%
BASE, Inc.	26,100	1,597,733
Capcom Co. Ltd.	81,500	3,179,774
Freee KK (a)(c)	143,100	6,441,562
Iriso Electronics Co. Ltd.	61,800	1,850,701
Lifenet Insurance Co. (a)	80,100	972,354
Money Forward, Inc. (a)	117,100	7,887,421
Rakus Co. Ltd.	210,800	4,864,998
Square Enix Holdings Co. Ltd.	64,100	3,415,276
Uzabase, Inc. (a)	275,300	5,565,557
Yahoo! Japan Corp.	1,022,300	5,436,322

TOTAL JAPAN		41,211,698

Korea (South) - 8.6%
Kakao Corp.	24,426	7,016,148
LG Chemical Ltd.	15,213	7,225,749
Samsung Electronics Co. Ltd.	329,396	15,948,379
Samsung SDI Co. Ltd.	18,960	6,302,243
SK Hynix, Inc.	218,864	15,153,897

TOTAL KOREA (SOUTH)		51,646,416

Mauritius - 0.6%
MakeMyTrip Ltd. (a)(c)	238,040	3,706,283
Netherlands - 1.0%
ASML Holding NV (Netherlands)	8,945	3,180,284
NXP Semiconductors NV	26,200	3,079,286

TOTAL NETHERLANDS		6,259,570

Philippines - 0.3%
Jollibee Food Corp.	582,400	1,602,789
Switzerland - 0.9%
Compagnie Financiere Richemont SA Series A	82,490	5,121,071
Taiwan - 8.1%
eMemory Technology, Inc.	180,000	3,353,314
Taiwan Semiconductor Manufacturing Co. Ltd.	2,986,393	43,362,863
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	23,100	1,822,359

TOTAL TAIWAN		48,538,536

Thailand - 1.0%
Home Product Center PCL (For. Reg.)	5,943,767	2,972,836
Thai Beverage PCL	6,001,393	2,814,744

TOTAL THAILAND		5,787,580

United States of America - 6.5%
Advanced Micro Devices, Inc. (a)	46,400	3,592,752
ANSYS, Inc. (a)	13,700	4,255,220
Aspen Technology, Inc. (a)	31,800	3,092,868
DouYu International Holdings Ltd. ADR	222,386	2,993,316
Lam Research Corp.	9,483	3,576,608
Li Auto, Inc. ADR (a)	210,100	3,361,600
Micron Technology, Inc. (a)	251,000	12,563,805
New Frontier Health Corp. (a)	203,000	1,725,500
ON Semiconductor Corp. (a)	185,400	3,819,240

TOTAL UNITED STATES OF AMERICA		38,980,909

Vietnam - 0.3%
Vietnam Dairy Products Corp.	357,200	1,649,101
TOTAL COMMON STOCKS
(Cost $387,457,234)		573,700,490

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.2%
Hong Kong - 0.2%
Antengene Corp. Series C1 (b)(f)	365,844	1,033,833
Nonconvertible Preferred Stocks - 1.1%
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	164,660	6,815,739
TOTAL PREFERRED STOCKS
(Cost $6,822,494)		7,849,572

Money Market Funds - 7.1%
Fidelity Cash Central Fund 0.14% (g)	13,156,350	13,160,297
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)	29,733,141	29,736,114
TOTAL MONEY MARKET FUNDS
(Cost $42,895,710)		42,896,411
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $437,175,438)		624,446,473
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(23,408,294)
NET ASSETS - 100%		$601,038,179

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,218,266 or 9.7% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,033,833 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Antengene Corp. Series C1	7/11/20	$1,033,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,910
Fidelity Securities Lending Cash Central Fund	152,509
Total	$211,419

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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